CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - AUD ($)	Total	Contributed equity	Accumulated losses	Employee equity benefit reserve	Share-based payment reserve	Available for sale reserve	Foreign currency translation reserve
Balance at Jun. 30, 2016	$ 6,852,517	$ 126,264,372	$ (121,108,408)	$ 1,625,016		$ 265,261	$ (193,724)
Loss for the period	(11,511,024)		(11,511,024)
Other comprehensive income
Foreign currency translation	(83,293)						(83,293)
MVP Shares	(265,261)					(265,261)
Total other comprehensive loss for the period	(11,859,578)		(11,511,024)			$ (265,261)	(83,293)
Transactions with owners in their capacity as owners
Expired options			401,080	(401,080)
Share based payments	1,587,243			1,587,243
New shares	9,048,102	9,048,102
Cost of share placement	(506,452)	(506,452)
Balance at Jun. 30, 2017	5,121,832	134,806,022	(132,218,352)	$ 2,811,179	$ 2,811,179		(277,017)
Loss for the period	(16,519,155)		(16,519,155)
Other comprehensive income
Foreign currency translation	563,279						563,279
Total other comprehensive loss for the period	(15,955,876)		(16,519,155)				563,279
Transactions with owners in their capacity as owners
Expired options			141,188		(141,188)
Forfeiture options	(28,392)		3,440		(31,832)
Share based payments	1,866,989				1,866,989
New shares	29,846,859	29,846,859
Cost of share placement	(1,851,853)	(1,851,853)
Balance at Jun. 30, 2018	18,999,559	162,801,028	(148,592,879)		4,505,148		286,262
Loss for the period	(35,160,227)		(35,160,227)
Other comprehensive income
Foreign currency translation	1,783,222						1,783,222
Total other comprehensive loss for the period	(33,377,005)		(35,160,227)				1,783,222
Transactions with owners in their capacity as owners
Expired options	(32,362)				(32,362)
Share based payments	2,721,179				2,721,179
New shares	45,580,570	45,580,570
Cost of share placement	(4,102,520)	(4,102,520)
Balance at Jun. 30, 2019	$ 29,789,421	$ 204,279,078	$ (183,753,106)		$ 7,193,965		$ 2,069,484